                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015
                                    ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[STATUE]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE
LOW
DURATION
FUND

[STATUE OF LIBERTY]

[BUILDING]

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


   From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

INVESTMENT UPDATE

[PHOTO OF SUSAN SCHIFF]

Susan Schiff
Portfolio Manager

INVESTMENT ENVIRONMENT

- The U.S. economy continued to struggle in the six months ended June 30, amid reduced spending by businesses and consumers alike. GDP rose 2.4% in the second quarter of 2003, an increase from the 1.3% pace of a year ago, while the nation's jobless rate rose to 6.4% in June, its highest level since 1994.

- The first half of 2003 was a challenging period for the mortgage-backed securities (MBS) market. Quality spreads - the yield differential of MBS over Treasury bonds - widened by 30 basis points (0.30%) during the six-months. Lower mortgage rates brought higher prepayment rates - even for seasoned MBS.

- A sluggish economy, an accommodative Federal Reserve and investor concerns over the war in Iraq combined to fuel a continuing rally in the Treasury market. The Federal Reserve reduced its Federal Funds rate - a key short-term interest rate benchmark - to its lowest level in 45 years.

THE FUND

   PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 0.58% during the six months ended June 30, 2003.(1) This return resulted from a decrease in net asset value per share (NAV) to $9.86 on June 30, 2003 from $9.99 on December 31, 2002, and the reinvestment of $0.187 in dividends.

- The Fund's Class B shares had a total return of 0.20% during the six months ended June 30, 2003.(1) This return resulted from a decrease in NAV to $9.86 on June 30, 2003 from $9.99 on December 31, 2002, and the reinvestment of $0.150 in dividends.

- The Fund's Class C shares had a total return of 0.38% during the six months ended June 30, 2003.(1) This return resulted from a decrease in NAV to $9.86 on June 30, 2003 from $9.98 on December 31, 2002, and the reinvestment of $0.158 in dividends.

- Given the sharp decline in short-term interest rates, the returns on short-term, money market instruments declined dramatically during the period. Two-year Treasury issues, which yielded 1.60% on December 31, 2002, yielded 1.30% on June 30, 2003

   MANAGEMENT DISCUSSION

- Low Duration Fund seeks total return through investments in investment-grade, fixed-income securities. The Fund`s average duration - which, by prospectus, does not exceed three years - was 1.5 years at June 30, 2003, at the low end of its duration range. Duration is an indicator - stated in years - that measures cash flows and expected maturity of a fixed-income security or portfolio, and is used to determine price sensitivity to changes in interest rates.

- The majority of the Fund's total investments - 51.9% - was weighted in MBS through an investment in Government Obligations Portfolio, which focuses on the seasoned segment of the MBS market. Seasoned MBS have historically been less vulnerable to rising prepayment rates than generic MBS, historically an advantage in a declining interest rate environment. Amid the recent rate decline, prepayments rose, even for the seasoned sector, although not to the extent of its generic counterparts. That trend constrained the Fund's performance somewhat during the period.

- The remainder of the Fund's total investments -48.1% -was weighted in Investment Portfolio, which invests in short-term money market instruments and high-grade fixed-income investments with short maturities. While returns declined as interest rates fell, these investments provided the Fund with high quality, ample liquidity, an enhanced ability to manage the Fund's duration and the flexibility to respond to changing market conditions.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of June 30, 2003

PERFORMANCE(2)                                        CLASS A   CLASS B    CLASS C
----------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)

Life of Fund+                                          1.50%     0.93%      1.04%

SEC Cumulative Total Returns (including sales
charge or applicable CDSC)
Life of Fund+                                         -0.78%    -2.03%      0.06%

+    Inception Dates - Class A: 9/30/02; Class B: 9/30/02; Class C:9/30/02

(1) These returns do not include the 2.25% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2.0% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects a 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------------
Investment in Investment Portfolio, at value
   (identified cost, $84,826,129)              $ 84,758,436
Investment in Government Obligations
   Portfolio, at value
   (identified cost, $90,464,501)                91,426,095
Receivable for Fund shares sold                     758,041
Receivable from the Administrator                    43,959
-----------------------------------------------------------
TOTAL ASSETS                                   $176,986,531
-----------------------------------------------------------
Liabilities
-----------------------------------------------------------
Payable for Fund shares redeemed               $  3,506,427
Dividends payable                                   188,079
Payable to affiliate for distribution and
   service fees                                       9,149
Payable to affiliate for Trustees' fees               1,510
Accrued expenses                                     40,160
-----------------------------------------------------------
TOTAL LIABILITIES                              $  3,745,325
-----------------------------------------------------------
NET ASSETS                                     $173,241,206
-----------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------
Paid-in capital                                $174,612,447
Accumulated net realized loss from Portfolios
   (computed on the basis of identified cost)      (777,581)
Accumulated distributions in excess of net
   investment income                             (1,487,561)
Net unrealized appreciation from Portfolios
   (computed on the basis of identified cost)       893,901
-----------------------------------------------------------
TOTAL                                          $173,241,206
-----------------------------------------------------------
Class A Shares
-----------------------------------------------------------
NET ASSETS                                     $ 84,713,461
SHARES OUTSTANDING                                8,589,374
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)         $       9.86
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of $9.86)            $      10.09
-----------------------------------------------------------
Class B Shares
-----------------------------------------------------------
NET ASSETS                                     $ 22,529,795
SHARES OUTSTANDING                                2,286,010
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)         $       9.86
-----------------------------------------------------------
Class C Shares
-----------------------------------------------------------
NET ASSETS                                     $ 65,997,950
SHARES OUTSTANDING                                6,695,228
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)         $       9.86
-----------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003
Investment Income
----------------------------------------------------
Interest allocated from Portfolios        $1,501,026
Security lending income allocated from
   Portfolios                                 72,593
Expenses allocated from Portfolios          (434,897)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $1,138,722
----------------------------------------------------

Expenses
----------------------------------------------------
Advisory and Administration fee           $   92,928
Trustees' fees and expenses                      600
Distribution and service fees
   Class A                                    76,661
   Class B                                    90,905
   Class C                                   189,716
Registration fees                             49,956
Transfer and dividend disbursing agent
   fees                                       41,044
Legal and accounting services                  9,742
Custodian fee                                  9,645
Printing and postage                           4,073
Miscellaneous                                    967
----------------------------------------------------
TOTAL EXPENSES                            $  566,237
----------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Administrator                   $   69,759
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   69,759
----------------------------------------------------

NET EXPENSES                              $  496,478
----------------------------------------------------

NET INVESTMENT INCOME                     $  642,244
----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolios
----------------------------------------------------
Net realized gain (loss) --
   Financial futures contracts            $ (693,048)
----------------------------------------------------
NET REALIZED LOSS                         $ (693,048)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  401,809
   Financial futures contracts               286,346
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  688,155
----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $   (4,893)
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  637,351
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002(1)
------------------------------------------------------------------------------------
From operations --
   Net investment income                  $        642,244  $                117,630
   Net realized gain (loss)                       (693,048)                   29,637
   Net change in unrealized
      appreciation (depreciation)                  688,155                   205,746
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        637,351  $                353,013
------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (1,148,786) $                (98,844)
      Class B                                     (276,485)                  (45,318)
      Class C                                     (704,534)                  (70,001)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (2,129,805) $               (214,163)
------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     80,076,840  $             28,540,099
      Class B                                   15,972,111                11,001,776
      Class C                                   55,338,143                18,897,338
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      689,311                    63,570
      Class B                                      182,084                    34,748
      Class C                                      423,376                    47,096
   Cost of shares redeemed
      Class A                                  (22,366,176)               (1,648,538)
      Class B                                   (4,122,527)                 (332,467)
      Class C                                   (7,604,289)                 (597,685)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    118,588,873  $             56,005,937
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    117,096,419  $             56,144,787
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
At beginning of period                    $     56,144,787  $                     --
------------------------------------------------------------------------------------
AT END OF PERIOD                          $    173,241,206  $             56,144,787
------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
------------------------------------------------------------------------------------
AT END OF PERIOD                          $     (1,487,561) $                     --
------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS A
                                  --------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED
                                  JUNE 30, 2003       DECEMBER 31,
                                  (UNAUDITED)(1)      2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.990           $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                 $ 0.066           $ 0.056
Net realized and unrealized
   gain (loss)                         (0.009)            0.035
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.057           $ 0.091
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income            $(0.187)          $(0.101)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.187)          $(0.101)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.860           $ 9.990
------------------------------------------------------------------

TOTAL RETURN(3)                          0.58%             0.91%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $84,713           $27,033
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.17%(5)          1.16%(5)
   Net investment income                 1.35%(5)          2.18%(5)
Portfolio Turnover of the
   Investment Portfolio                    61%                0%
Portfolio Turnover of the
   Government Obligations
   Portfolio                               26%               41%
------------------------------------------------------------------
+  The operating expenses of the Investment Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and
   Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.31%(5)          2.20%(5)
   Net investment income                 1.21%(5)          1.14%(5)
Net investment income per
   share                              $ 0.059           $ 0.030
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, September 30, 2002, to December 31, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS B
                                  --------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED
                                  JUNE 30, 2003       DECEMBER 31,
                                  (UNAUDITED)(1)      2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.990           $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                 $ 0.030           $ 0.039
Net realized and unrealized
   gain (loss)                         (0.010)            0.033
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.020           $ 0.072
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income            $(0.150)          $(0.082)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.150)          $(0.082)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.860           $ 9.990
------------------------------------------------------------------

TOTAL RETURN(3)                          0.20%             0.72%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $22,530           $10,725
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.92%(5)          1.91%(5)
   Net investment income                 0.61%(5)          1.49%(5)
Portfolio Turnover of the
   Investment Portfolio                    61%                0%
Portfolio Turnover of the
   Government Obligations
   Portfolio                               26%               41%
------------------------------------------------------------------
+  The operating expenses of the Investment Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and
   Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.06%(5)          2.95%(5)
   Net investment income                 0.47%(5)          0.45%(5)
Net investment income per
   share                              $ 0.023           $ 0.013
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, September 30, 2002, to December 31, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS C
                                  --------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED
                                  JUNE 30, 2003       DECEMBER 31,
                                  (UNAUDITED)(1)      2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.980           $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                 $ 0.037           $ 0.041
Net realized and unrealized
   gain                                 0.001(3)          0.025
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.038           $ 0.066
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income            $(0.158)          $(0.086)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.158)          $(0.086)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.860           $ 9.980
------------------------------------------------------------------

TOTAL RETURN(4)                          0.38%             0.66%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $65,998           $18,387
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       1.77%(6)          1.76%(6)
   Net investment income                 0.76%(6)          1.56%(6)
Portfolio Turnover of the
   Investment Portfolio                    61%                0%
Portfolio Turnover of the
   Government Obligations
   Portfolio                               26%               41%
------------------------------------------------------------------
+  The operating expenses of the Investment Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and
   Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           1.91%(6)          2.80%(6)
   Net investment income                 0.62%(6)          0.52%(6)
Net investment income per
   share                              $ 0.030           $ 0.015
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, September 30, 2002, to December 31, 2002.
 (3) The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). After the longer of four years or the time when the CDSC applicable to your Class B shares expires, Class B shares will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in two Portfolios, Investment Portfolio and Government Obligations Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the two Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Investment Portfolio and the Government Obligations Portfolio, (99.9% and 4.5%, respectively, at June 30, 2003). A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- The valuation policy of each Portfolio is as follows:
   seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations and money market securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $5,478 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2010. At December 31, 2002, net capital losses of $132,263 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's taxable year ending December 31, 2003.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities by the Portfolios.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002(1)
    ---------------------------------------------------------------------------------
    Sales                                            8,072,284           2,864,993
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        69,586               6,369
    Redemptions                                     (2,258,471)           (165,387)
    ---------------------------------------------------------------------------------
    NET INCREASE                                     5,883,399           2,705,975
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002(1)
    ---------------------------------------------------------------------------------
    Sales                                            1,609,734           1,103,860
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        18,381               3,482
    Redemptions                                       (416,082)            (33,365)
    ---------------------------------------------------------------------------------
    NET INCREASE                                     1,212,033           1,073,977
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002(1)
    ---------------------------------------------------------------------------------
    Sales                                            5,579,122           1,896,911
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        42,756               4,724
    Redemptions                                       (768,262)            (60,023)
    ---------------------------------------------------------------------------------
    NET INCREASE                                     4,853,616           1,841,612
    ---------------------------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios), and as compensation for managing and administering the business affairs of the Fund. Under the investment advisory and administrative agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2003, the advisory and administration fee amounted to $92,928. To enhance the net investment income of the Fund, EVM was allocated,

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   on a preliminary basis, $69,759 of the Fund's operating expenses for the six months ended June 30, 2003. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund and Portfolios are officers of the above organizations. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $17,557 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% (annually) and 0.60% (annually) of the Fund's average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $68,179 and $133,917 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) and 0.60% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $785,000, and $3,600,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2003 amounted to $76,661, $22,726 and $55,799 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $31,000 and $29,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Investment Portfolio for the six months ended June 30, 2003 aggregated $160,301,188 and $100,812,156, respectively. Increases and decreases in the Fund's

EATON VANCE LOW DURATION FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   investment in the Government Obligations Portfolio for the six months ended June 30, 2003 aggregated $69,030,112 and $9,094,936, respectively.

8 Investment in Portfolios
-------------------------------------------
   For the six months ended June 30, 2003, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                                          GOVERNMENT
                                              INVESTMENT  OBLIGATIONS
                                              PORTFOLIO   PORTFOLIO    TOTAL
    -----------------------------------------------------------------------------
    Interest income                           $ 560,532   $  940,494   $1,501,026
    Security lending income                          --       72,593       72,593
    Expenses                                   (181,311)    (253,586)    (434,897)
    -----------------------------------------------------------------------------
    NET INVESTMENT INCOME                     $ 379,221   $  759,501   $1,138,722
    -----------------------------------------------------------------------------
    Net realized gain (loss) --
       Financial futures contracts            $      --   $ (693,048)  $ (693,048)
    -----------------------------------------------------------------------------
    NET REALIZED LOSS                         $      --   $ (693,048)  $ (693,048)
    -----------------------------------------------------------------------------
    Change in unrealized
     appreciation (depreciation) --
       Investments                            $ (67,732)  $  469,541   $  401,809
       Financial futures contracts                   --      286,346      286,346
    -----------------------------------------------------------------------------
    NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)              $ (67,732)  $  755,887   $  688,155
    -----------------------------------------------------------------------------

9 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                 NUMBER OF SHARES
                                              ----------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ----------------------------------------------------------------
    Jessica M. Bibliowicz                      11,671,713    109,027
    Donald R. Dwight                           11,671,713    109,027
    James B. Hawkes                            11,671,713    109,027
    Samuel L. Hayes, III                       11,671,713    109,027
    William H. Park                            11,671,713    109,027
    Norton H. Reamer                           11,671,713    109,027
    Lynn A. Stout                              11,671,713    109,027

   Each nominee was also elected a Trustee of the Portfolios. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the Trust's mandatory retirement policy.

EATON VANCE LOW DURATION FUND

INVESTMENT MANAGEMENT

EATON VANCE LOW DURATION FUND

Officers

Thomas E. Faust
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1560-8/03                                                                  LDSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE LOW DURATION FUND)


By: /s/ Thomas E. Faust Jr.
    -----------------------
    Thomas E. Faust Jr.
    President


Date:  August 18, 2003
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James L. O'Connor
    ---------------------
    James L. O'Connor
    Treasurer


Date:  August 18, 2003
       ---------------

By: /s/ Thomas E. Faust Jr.
    -----------------------
    Thomas E. Faust Jr.
    President


Date:  August 18, 2003
       ---------------